STOCK BASED COMPENSATION (Details 5)	Dec. 31, 2018 USD ($)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
2018
2019
2020	55,096,798
2021	949,386
2022
Warrants and Rights Outstanding	$ 56,046,184